Initial Public Offering - Additional Information (Detail) - USD ($)		3 Months Ended
	Dec. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Proceeds from initial public offer			$ 373,750,000
Offering costs	$ 19,500,000
Deferred underwriting commissions	$ 13,100,000	$ 13,081,250	$ 13,081,250
Share price per share	$ 10.00
IPO [Member]
Offering costs	$ 19,500,000
Deferred underwriting commissions	$ 13,100,000
Share price per share	$ 10.00
Over-Allotment Option [Member]
Stock issued during the period shares		4,875,000	4,875,000
Common Class A [Member]
Share price per share	$ 11.50	$ 9.20	$ 9.20
Shares issuable per warrant		0.361	0.361
Common Class A [Member] | Public Warrant [Member]
Shares issuable per warrant	1
Exercise price of warrant	$ 11.50
Common Class A [Member] | IPO [Member]
Stock issued during the period shares	37,375,000
Sale of stock issue price per share	$ 10.00
Proceeds from initial public offer	$ 373,800,000
Stock conversion basis	Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public warrant”)
Common Class A [Member] | Over-Allotment Option [Member]
Stock issued during the period shares	4,875,000